Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 203,003	$ 187,515
Patient services
Disaggregation of Revenue [Line Items]
Total operating revenue	124,074	116,817
Capitated revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	54,285	37,381
FFS revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	69,789	79,436
Dispensary revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	72,550	63,890
Clinical research trials and other revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 6,379	$ 6,808